 PROSPECTUS
                                                                    July 1, 2000
Tax-Exempt Money Fund
Tax-Free Short-Intermediate Fund
Tax-Free Intermediate Bond Fund
Tax-Free Income Fund
Tax-Free High Yield Fund

 A family of money and municipal bond funds for investors seeking income exempt from federal income taxes.

TROWEPRICERAMLOGO
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Tax-Free Funds
  Tax-Exempt Money Fund
  Tax-Free Short-Intermediate Fund
  Tax-Free Intermediate Bond Fund
  Tax-Free Income Fund
  Tax-Free High Yield Fund
Prospectus

July 1, 2000

1             ABOUT THE FUNDS
              Objective, Strategy, Risks, and Expenses      1
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              Other Information About the Funds             8
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              Some Characteristics of Municipal             9
              Securities
              -----------------------------------------------
              Some Basics of Fixed Income Investing        11
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2             ABOUT YOUR ACCOUNT
              Pricing Shares and Receiving                 14
              Sale Proceeds
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              Distributions and Taxes                      15
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              Transaction Procedures and                   18
              Special Requirements
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3             MORE ABOUT THE FUNDS
              Organization and Management                  21
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              Understanding Performance Information        23
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              Investment Policies and Practices            24
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              Financial Highlights                         35
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4             INVESTING WITH T. ROWE PRICE
              Account Requirements                         40
              and Transaction Information
              -----------------------------------------------
              Opening a New Account                        40
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              Purchasing Additional Shares                 41
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              Exchanging and Redeeming                     42
              -----------------------------------------------
              Rights Reserved by the Funds                 43
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              Information About Your Services              44
              -----------------------------------------------
              T. Rowe Price Brokerage                      46
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              Investment Information                       47
              -----------------------------------------------


 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $185.2 billion, including over $7 billion in municipal bond assets, for more than eight million individual and institutional investor accounts as of March 31, 2000.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   To help you decide whether these funds are appropriate for you, this section reviews their major characteristics.


 What is each fund's objective?

   The Tax-Exempt Money Fund seeks to provide preservation of capital, liquidity and, consistent with these objectives, the highest current income exempt from federal income taxes.

   The Tax-Free Short-Intermediate Fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

   The Tax-Free Intermediate Bond Fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

   The Tax-Free Income Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

   The Tax-Free High Yield Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.


 What is each fund's principal investment strategy?


 Table 1  Differences Among Funds
                                                                    Expected
                                                                    share price   Expected average
  Fund                 Credit-quality categories         Income*    fluctuation   maturity
 ---------------------
  Money                Two highest                       Low        Stable        90 days or less

  Short-Intermediate   Predominately four highest        Low to     Low to        2 to 5 years
                                                         moderate   moderate

  Intermediate         Two highest                       Moderate   Moderate      5 to 10 years

  Income               Predominately four highest        Moderate   Higher        Over 15 years

  High Yield           Generally low-quality to          High       Higher        Over 15 years
                       upper-medium quality
 ---------------------------------------------------------------------------------------------------


 * relative to each other

T. ROWE PRICE                                 2
   The Tax-Exempt Money Fund invests in municipal securities that mature in 397 days or less. The fund's weighted average maturity will not exceed 90 days. While the fund's yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest money market categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities in the fund present minimal credit risks, in T. Rowe Price's opinion.

   The Tax-Free Short-Intermediate Fund invests primarily in short- and intermediate-term municipal securities. Its weighted average maturity normally ranges from two to five years and is not expected to exceed five years. The fund generally buys investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The fund may invest up to 5% of assets in below-investment-grade securities with ratings of BB (or the T. Rowe Price equivalent).

   The Tax-Free Intermediate Bond Fund invests in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund's weighted average maturity will normally range between five and ten years. The fund buys investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price.

   The Tax-Free Income Fund invests primarily in long-term investment-grade municipal securities, and its weighted average maturity is expected to exceed 15 years. The fund may invest up to 5% of assets in below-investment-grade securities, including those with the lowest rating or, if unrated, believed by T. Rowe Price to be noninvestment grade.

   The Tax-Free High Yield Fund invests a substantial portion of assets in below-investment-grade municipal or "junk" bonds and may buy bonds in default as long as they do not exceed 10% of assets. The fund's weighted average maturity is expected to exceed 15 years.

   All Funds

   In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond funds reflect the managers' outlook for interest rates and the economy as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund's maturity range to provide higher yield (and, in the case of the bond

ABOUT THE FUNDS                               3
   funds, greater appreciation potential). Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond fund's "basket" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities.

   While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures, in keeping with fund objectives.


 What are the main risks of investing in the funds?

   Any of the following could cause a decline in a fund's price or income.

  . Interest rate risk This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. This risk is minimal for the money fund.

   While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  . Credit risk This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio. On the other hand, the Tax-Free High Yield Fund is most exposed to this risk because of its high component of noninvestment-grade bonds, which carry a greater risk of default. Lower-quality municipals are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

   While generally considered to be of medium quality, securities in the BBB category are more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. The funds may retain a security whose credit quality is downgraded after purchase.

  . Political risk This is the chance that a significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress, could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.

T. ROWE PRICE                                 4
  . Other risks Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

  . Derivatives risk (bond funds) To the extent each fund uses these instruments, it may be exposed to additional volatility and potential losses.

  . Risks of the money fund An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund's NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The yield of each fund will fluctuate with changing market conditions and interest rate levels. The bond funds' share prices will fluctuate as interest rates change, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for maximum tax-free income and can accept sharp price declines in an effort to achieve income exempt from federal income taxes and capital appreciation, the High Yield Fund could be an appropriate part of your overall investment strategy. If you are looking for high income with less volatility and risk, the Income Fund may be more appropriate. If you seek moderate income with still less volatility, the Intermediate Fund could be the proper choice. If you are seeking more income than a money fund offers with low volatility, the Short-Intermediate Fund would be a possibility. Finally, if you are investing for principal stability and liquidity, you should consider the money market fund.

   The funds are inappropriate for tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

ABOUT THE FUNDS                               5
 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.



                                               Calendar Year Total Returns
         Fund            "90"   "91"    "92"   "93"    "94"    "95"    "96"   "97"    "98"   "99"
 --------------------------------------------------------------------------------------------------------
  Tax-Exempt
  Money                 5.38    3.89   2.53    2.01    2.46    3.40   3.05    3.24   3.08   2.83
  Tax-Free
  Short-Intermediate    6.04    7.88   6.02    6.32    0.33    8.11   4.01    5.30   4.97   0.99
  Tax-Free
  Intermediate
  Bond                    --      --     --   12.66   -2.62   13.00   4.15    7.24   5.72   -1.26
  Tax-Free Income       5.85   12.18   9.38   12.77   -5.47   17.69   3.27    9.33   5.98   -3.91
  Tax-Free High         7.11   11.74   9.56   12.97   -4.39   16.60   4.98   10.17   5.55   -5.10
  Yield
 --------------------------------------------------------------------------------------------------------



 Tax-Exempt Money         Quarter ended Total return

 Best quarter   12/31/90  1.37%

 Worst quarter  3/31/93   0.45%



 Tax-Free Short-Intermediate Quarter ended Total return

 Best quarter   3/31/95   2.67%

 Worst quarter  3/31/94   -1.25%



 Tax-Free Intermediate Bond Quarter ended Total return

 Best quarter   3/31/95   5.01%

 Worst quarter  3/31/94   -3.79%



 Tax-Free Income Quarter ended Total return

 Best quarter   3/31/95   6.85%

 Worst quarter  3/31/94   -5.70%



 Tax-Free High Yield      Quarter ended Total return

 Best quarter   3/31/95   6.15%

 Worst quarter  3/31/94   -4.28%



 The Tax-Exempt Money Fund's return for the 3 months ended 3/31/00 was 0.79%.

 The Tax-Free Short-Intermediate Fund's return for the 3 months ended 3/31/00 was 1.06%.

 The Tax-Free Intermediate Bond Fund's return for the 3 months ended 3/31/00 was
   1.84%.

 The Tax-Free Income Fund's return for the 3 months ended 3/31/00 was 3.27%.

 The Tax-Free High Yield Fund's return for the 3 months ended 3/31/00 was 2.05%.

T. ROWE PRICE                                 6

 Table 2  Average Annual Total Returns
                           Periods ended December 31, 1999
                                          Shorter of 10 years
                         1 year  5 years  or since inception    Inception date
 ------------------------
  Tax-Exempt Money Fund   2.83%   3.12%          3.18%             4/08/80
  Lipper Tax-Exempt
  Money Market Funds
  Average                 2.68    3.03           3.17
  Lipper Tax-Exempt
  Money Market Funds
  Index                   2.81    3.13           3.27

  Tax-Free
  Short-Intermediate
  Fund                    0.99    4.65           4.97              12/23/83
  Lehman Brothers 3
  Year General
  Obligation Municipal
  Bond Index              1.92    5.16           5.62
  Lipper
  Short-Intermediate
  Municipal Debt Funds
  Average                 0.31    4.41           5.17
  Lipper Short
  Intermediate
  Municipal Debt Funds
  Index                   0.71    4.58             --

  Tax-Free Intermediate
  Bond Fund              -1.26    5.67           5.54              11/30/92
  Lehman Brothers 7
  Year Municipal Bond
  Index                  -0.14    6.35           5.62
  Lipper Intermediate
  Municipal Debt Funds
  Average                -1.65    5.55           5.14
  Lipper Intermediate
  Municipal Debt Funds   -1.37    5.59           4.91
  Index
 ------------------------------------------------------------------------------







 Average Annual Total Returns (continued)
                           Periods ended December 31, 1999


                                                                Inception date
  Tax-Free Income Fund   -3.91    6.23           6.48             10/26/76
  Lehman Brothers
  Municipal Bond Index   -2.06    6.91           6.89
  Lipper General
  Municipal Debt Funds
  Average                -4.63    5.76           6.18
  Lipper General
  Municipal Bond Index   -4.07    6.14           6.29

  Tax-Free High Yield
  Fund                   -5.10    6.20           6.70             3/01/85
  Lehman Brothers
  Revenue Bond Index     -2.26    7.24           7.17
  Lipper High Yield
  Municipal Debt Funds
  Average                -4.16    6.06           6.14
  Lipper High Yield
  Municipal Debt Funds   -3.65    6.23           6.24
  Index
 ------------------------------------------------------------------------------



  These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

ABOUT THE FUNDS                               7
 Lehman indices do not reflect the deduction of any fees or expenses.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.


 Table 3  Fees and Expenses of the Funds
                                                 Annual fund operating expenses
                                          (expenses that are deducted from fund assets)
                                         Management       Other       Total annual fund
  Fund                                       fee        expenses     operating expenses
 ------------------------------------------------------------------------------------------
  Tax-Exempt Money                          0.42%         0.11%             0.53%
                                        ---------------------------------------------------
  Tax-Free Short-Intermediate               0.42          0.11              0.53
                                        ---------------------------------------------------
  Tax-Free Intermediate Bond                0.37          0.26              0.63
                                        ---------------------------------------------------
  Tax-Free Income                           0.47          0.08              0.55
                                        ---------------------------------------------------
  Tax-Free High Yield                       0.62          0.09              0.71
 -----------------------------------------------------------------------------------------------


   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

T. ROWE PRICE                                 8

  Fund                         1 year  3 years  5 years  10 years
 -----------------------------------------------------------------------

  Tax-Exempt Money              $54     $170     $296      $665
                               ------------------------------------
  Tax-Free Short-Intermediate    54      170      296       665
                               ------------------------------------
  Tax-Free Intermediate Bond     64      202      351       786
                               ------------------------------------
  Tax-Free Income                56      176      307       689
                               ------------------------------------
  Tax-Free High Yield            73      227      395       883
 -----------------------------------------------------------------------




 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 What are the funds' potential rewards?

   The regular income dividends you receive from the funds should be exempt from federal income taxes.

   The Tax-Exempt Money Fund is expected to provide a high level of tax-free income consistent with price stability.

   The Tax-Free Short-Intermediate Fund is the most conservative of the four bond funds; its price fluctuation should be modest and its income should be higher than the money fund's but lower than the other bond funds.

   The Tax-Free Intermediate Bond Fund should provide higher income and volatility than the Short-Intermediate Fund but less than the other bond funds.

   The Tax-Free Income Fund should provide higher income and volatility than the funds with shorter maturities as well as the potential for capital appreciation. It may take on additional interest rate risk in achieving its objective, but will seek to cushion losses from rising interest rates.

   The Tax-Free High Yield Fund is the most aggressive of these funds. Its income should be the highest because the average credit quality of its holdings is lowest.


 How does the portfolio manager try to reduce risk?

   Consistent with each fund's objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

  . Diversification of assets to reduce the impact of a single holding or sector on a fund's net asset value.

  . Thorough credit research by our own analysts.

  . Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund's sensitivity to interest rate changes.

ABOUT THE FUNDS                               9
 What are derivatives and can each fund invest in them?

   The term derivative is used to describe financial instruments whose value is derived from an underlying security (e.g., a stock or bond) or a market benchmark (e.g., an interest rate index). Many types of investments representing a wide range of potential risks and rewards fall under the "derivatives" umbrella - from conventional instruments, such as callable bonds, futures, and options, to more exotic investments, such as stripped mortgage securities and structured notes. While the term "derivative" became widely known among the investing public relatively recently, derivatives have in fact been employed by investment managers for many years.

   Each fund will invest in derivatives only if the expected risks and rewards are consistent with its objective, policies, and overall risk profile as described in this prospectus. The money fund does not invest in high-risk, highly leveraged derivatives. The bond funds use derivatives in situations in which they may enable the funds to accomplish the following: increase yield; hedge against a decline in principal value; invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment; or adjust portfolio duration.

   The bond funds will not invest in any high-risk, highly leveraged derivative instrument that is expected to cause the price volatility of the portfolio to be meaningfully different from that of 1) a five-year investment-grade bond for the Short-Intermediate Fund; 2) a 5- to 10-year investment-grade bond for the Intermediate Bond Fund; or, 3) a long-term (over 15-year maturity) investment-grade bond for the Income and High Yield Funds.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.



 SOME CHARACTERISTICS OF MUNICIPAL SECURITIES
 ----------------------------------------------------------

 Who issues municipal securities?

   State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.

T. ROWE PRICE                                 10
 Who buys municipal securities?

   Individuals are the primary investors, and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows of money into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.


 What is tax-free about municipals and municipal funds?

   The regular income dividends you receive should be exempt from regular federal income taxes. A portion of these dividends may also be exempt from your state's income tax (if any). However, fund capital gain distributions are taxable to you. (See Useful Information on Distributions and Taxes for details.)

  . Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.


 Is interest income from municipal issues always exempt from federal taxes?

   No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to the AMT must include income derived from private activity bonds in their AMT calculation. Relatively few taxpayers are required to pay the tax. Normally, each fund will not purchase a security if, as a result, more than 20% of the fund's income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Distributions and Taxes -Taxes on Fund Distributions.)

   Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.


 Why are yields on municipals usually below those on otherwise comparable taxable securities?

   Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.


 How can I tell if a tax-free or taxable fund is suitable for me?

   The primary factor is your expected federal income tax rate. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund's tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a

ABOUT THE FUNDS                               11
   taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund's yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields.


 Table 4  Taxable-Equivalent Yields
  If your                                    A tax-free yield of
  federal tax                       2%     3%     4%     5%     6%     7%
  rate is:                               Equals a taxable yield of:
  28%                              2.8%   4.2%   5.6%   6.9%   8.3%    9.7%
                                   ------------------------------------------
  31%                              2.9    4.3    5.8    7.2    8.7    10.1
                                   ------------------------------------------
  36%                              3.1    4.7    6.2    7.8    9.4    10.9
                                   ------------------------------------------
  39.6%                            3.3    5.0    6.6    8.3    9.9    11.6
 ---------------------------------------------------------------------------------




 SOME BASICS OF FIXED INCOME INVESTING
 ----------------------------------------------------------

 Is a fund's yield fixed or will it vary?

   It will vary. The yield is calculated every day by dividing a fund's net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, a fund's yield will also vary. (Although money fund prices are stable, income is variable.)


 Is yield the same as total return?

   Not for bond funds. The total return reported for a fund is the result of reinvested distributions (income and capital gains) and the change in share price for a given time period. Income is always a positive contributor to total return and can enhance a rise in share price or serve as an offset to a drop in share price. Since money funds are managed to maintain a stable share price, their yield and total return should be the same.


 What is credit quality and how does it affect yield?

   Credit quality refers to a bond issuer's expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

T. ROWE PRICE                                 12
 What is meant by a bond fund's maturity?

   Every bond has a stated maturity date when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date.

   A bond mutual fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.


 What is meant by a bond fund's duration?

   Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond's life. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years - the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond's life.

   Since duration can also be computed for bond funds, you can estimate the effect of interest rates on share price by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (T. Rowe Price shareholder reports show duration.)


 How is a municipal's price affected by changes in interest rates?

   When interest rates rise, a bond's price usually falls, and vice versa. In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 5.

ABOUT THE FUNDS                               13

 Table 5  How Interest Rates May Affect Bond Prices
                                  Price per $1,000 of a Municipal Bond if Interest Rates:
                                     Rates                        Rates
  Bond maturity          Coupon     Increase                     Decrease
                                       1%            2%             1%             2%
  1 year          2001   4.30%        $990          $981          $1,010         $1,020
                                 -----------------------------------------------------------
  3 years         2003   4.86          973           947           1,028          1,057
                                 -----------------------------------------------------------
  5 years         2005   4.96          957           917           1,045          1,092
                                 -----------------------------------------------------------
  10 years        2010   5.16          926           859           1,081          1,170
                                 -----------------------------------------------------------
  20 years        2020   5.69          891           797           1,129          1,281
                                 -----------------------------------------------------------
  30 years        2030   5.80          873           769           1,158          1,356
 ------------------------------------------------------------------------------------------------


 The table reflects yields on AAA-rated municipals as of April 30, 2000. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.


 What are the major differences between money market and bond funds?

  . Maturity Short- and intermediate-term bond funds have longer average maturities (from one to 10 years) than money market funds (90 days or less). Longer-term bond funds have the longest average maturities (10 years or more).

  . Price Bond funds have fluctuating share prices. Money market funds are managed to maintain a stable share price.

  . Income Short- and intermediate-term bond funds typically offer more income than money market funds and less income than longer-term bond funds.


 Do money market securities react to changes in interest rates?

   Yes. As interest rates change, the prices of money market securities fluctuate, but changes are usually small because of their very short maturities. Investments are typically held until maturity in a money fund to help the fund maintain a $1.00 share price.

 ABOUT YOUR ACCOUNT
 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a T. Rowe Price fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Current market values are used to price bond fund shares. Amortized cost is used to value money fund securities.

  . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale

  . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in,

ABOUT THE FUNDS                               15
   your financial institution account. The ACH system is supported by over 20,000 banks, savings banks, and credit unions. Proceeds sent by ACH transfer should be credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

  . If for some reason we cannot accept your request to sell shares, we will contact you.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------
  . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . Money funds declare income dividends daily to shareholders of record as of 12 noon ET on that day. Wire purchase orders received before 12 noon ET receive the dividend for that day. Other purchase orders receive the dividend on the next business day after payment has been received.

  . Bond funds declare income dividends daily at 4 p.m. ET to shareholders of record at that time provided payment has been received on the previous business day.

  . Dividends are ordinarily paid on the first business day of each month.

T. ROWE PRICE                                 16
  . Fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

   Capital gains
  . Since money funds are managed to maintain a constant share price, they are not expected to make capital gain distributions.

  . A capital gain or loss is the difference between the purchase and sale price of a security.

  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information

  . You will be sent timely information for your tax filing needs.

   Although the regular monthly income dividends you receive from each fund are expected to be exempt from federal income taxes, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . A fund makes a distribution to your account.

   Note: You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. For shareholders who receive Social Security benefits, the receipt of tax-exempt interest may increase the portion of benefits that are subject to tax.

   If a fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of your fund's income that should be included in your AMT calculation, if any, will be reported to you in January.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes. If you realize a loss on the sale or exchange of fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares.

ABOUT THE FUNDS                               17
   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year, based on the "average cost," single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any capital gain distributions made to you. This information will also be reported to the IRS. A fund's capital gain distributions are generally taxable to you for the year in which they were paid. Dividends are expected to be tax-exempt.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. However, if you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.

   A portion of the capital gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. Therefore, to the extent each fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

  . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.

T. ROWE PRICE                                 18
 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
  . Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. Each fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars; type of check
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the funds will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and personal computer transactions
   Exchange and redemption services through telephone and Tele*Access are established automatically when you sign the New Account Form unless you check the boxes that state you do not want these services. Personal computer transactions must be authorized separately. T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. All telephone conversations are recorded.

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than

ABOUT THE FUNDS                               19
   $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading

  . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, the funds have adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price  If you trade directly with T.
   Rowe Price, you can make one purchase and one sale involving the same fund within any 120-day period. For example, if you are in fund A, you can move assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C. If you exceed this limit, or if your trade activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases or redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party, you can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.


 Small Account Fee

   Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be

T. ROWE PRICE                                 20
   deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts, but a separate custodial fee may apply to such accounts.


 Signature Guarantees

  . A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   The funds are "diversified, open-end investment companies," or mutual funds, and were incorporated in Maryland as follows: 1) Tax-Exempt Money Fund, 1980;
   2) Tax-Free Short-Intermediate Fund, 1983; 3) Tax-Free Insured Intermediate Bond Fund, 1992; 4) Tax-Free Income Fund, 1976; and 5) Tax-Free High Yield Fund, 1984. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

  . Shareholders benefit from T. Rowe Price's 63 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

T. ROWE PRICE                                 22
 Who runs the funds?

   General Oversight
   Each fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the funds is that the majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).

  . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by each fund's portfolio managers.

   Portfolio Management
   Each fund has an Investment Advisory Committee whose chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund's investment program. (The Tax-Free High Yield Fund also has a co-manager.) The Investment Advisory Committees comprise the following members:

   Tax-Exempt Money Fund Patrice Berchtenbreiter Ely, Chairman, Jeremy N. Baker, Marcy M. Lash, Joseph K. Lynagh, Mary J. Miller, William T. Reynolds, and Edward A. Wiese. Ms. Berchtenbreiter Ely has been chairman of the fund's committee since 1992. She joined T. Rowe Price in 1972 and has been managing investments since 1987.

   Tax-Free Short-Intermediate Bond Fund Charles B. Hill, Chairman, Janet G. Albright, Patricia S. Deford, Joseph K. Lynagh, Konstantine B. Mallas, Mary
   J. Miller, and Arthur S. Varnado. Mr. Hill has been chairman of the fund's committee since 1997. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

   Tax-Free Intermediate Bond Fund Charles B. Hill, Chairman, Robert A. Donahue, Eric N. Mader, Konstantine B. Mallas, Mary J. Miller, Julie A. Salsbery, and Arthur S. Varnado. Mr. Hill has been chairman of the fund's committee since 1997. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

   Tax-Free Income Fund  Mary J. Miller, Chairman, Janet G. Albright, Patricia
   S. Deford, Charles B. Hill, Alan D. Levenson, Konstantine B. Mallas, Hugh D. McGuirk, and Arthur S. Varnado. Ms. Miller has been chairman of the committee since 1997. She joined T. Rowe Price in 1983 and has been managing investments since 1987.

   Tax-Free High Yield Fund Mary J. Miller, Chairman, Patricia S. Deford, Konstanstine, B. Mallas, Arthur S. Varnado, and Stephen Wolfe II. Ms. Miller has been chairman of the Committee since 2000. She joined T. Rowe Price in 1983 and has been managing investments since 1987.

ABOUT THE FUNDS                               23
   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
        0.334%/a/      First $50 billion

         0.305%        Next $30 billion

         0.300%        Next $40 billion

         0.295%        Thereafter
    --------------------------------------


   /a/     Represents a blended group fee rate containing various break points.



   Each fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $108 billion at February 28, 2000 the group fee was 0.32%. The individual fund fees are as follows: Money, 0.10%; Short-Intermediate, 0.10%; Intermediate, 0.05%; Income, 0.15%; and High Yield, 0.30%.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in T. Rowe Price advertisements; and in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

T. ROWE PRICE                                 24
 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.

   The Money Fund may advertise a current yield, reflecting the latest seven-day income annualized, or an "effective" yield, which assumes the income has been reinvested in the fund.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies," which can be

ABOUT THE FUNDS                               25
   changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies are adhered to at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, the bond funds are not permitted to invest more than 10% of total assets in residual interest bonds. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in residual interest bonds could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

  . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, each fund may invest in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe the principal types of fund securities and investment management practices.

   Fundamental policy Each fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by each fund. These limitations do not apply to a fund's purchase of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

   Operating policy (money fund) Except as permitted by Rule 2a-7 under the Investment Company Act of 1940, the money fund will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. government securities or securities subject to certain types of guarantees. Additionally, the fund may invest up to 25% of its total assets in the first tier securities (as defined by Rule 2a-7) of a single issuer for a period of up to three business days.

T. ROWE PRICE                                 26
   Municipal Securities
   Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, and the funds may have to reinvest the proceeds at lower rates.

   There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer's "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

  . In purchasing municipals, the funds rely on the opinion of the issuer's bond counsel regarding the tax-exempt status of the investment.

   Private Activity Bonds and Taxable Securities
   While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) may be subject to the alternative minimum tax (AMT). However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. (Being subject to the AMT does not mean the investor necessarily pays this tax. For further information, please see Distributions and Taxes.)

   Fundamental policy Under normal market conditions, the funds will not purchase any security if, as a result, less than 80% of the funds' income would be exempt from federal income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.

   Operating policy During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal income tax.

   Operating policy Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

   In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

ABOUT THE FUNDS                               27
   Municipal Lease Obligations
   A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the funds would assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.

   Municipal Warrants (bond funds)
   Municipal warrants are essentially call options on municipal bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. The bond funds might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity.

   Operating policy Each bond fund may invest up to 2% of its total assets in municipal warrants.

   Securities With "Puts"
   Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. The money fund typically purchases a significant number of these securities. If a put feature terminates prior to being exercised, the funds may be forced to hold the longer-term security, which could experience substantially more volatility.

   Securities With Credit Enhancements
  . Letters of credit Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.

  . Municipal Bond Insurance This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

T. ROWE PRICE                                 28
   The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders, such as the funds. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.

  . Standby Purchase Agreements A Standby Bond Purchase Agreement (SBPA) is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

   Synthetic or Derivative Securities
   Derivatives and synthetics in which the funds may invest include:

  . Residual Interest Bonds (bond funds) (These are a type of potentially high-risk derivative.) The income stream provided by an underlying bond is divided to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipals of comparable maturity. The funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

   Operating policy Each bond fund may invest up to 10% of its total assets in residual interest bonds.

  . Participation Interests This term covers various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.

  . Embedded Interest Rate Swaps and Caps (bond funds) In a fixed rate, long-term municipal bond with an interest rate swap attached to it, the bondholder usually receives the bond's fixed coupon payment as well as a variable rate payment

ABOUT THE FUNDS                               29
   that represents the difference between a fixed rate for the term of the swap (which is typically shorter than the bond it is attached to) and a variable rate short-term municipal index. The bondholder receives excess income when short-term rates remain below the fixed interest rate swap rate. If short-term rates rise above the fixed income swap rate, the bondholder's income is reduced. At the end of the interest rate swap term, the bond reverts to a single fixed coupon payment.

   An embedded interest rate cap allows the bondholder to receive payments whenever short-term rates rise above a level established at the time of purchase. They normally are used to hedge against rising short-term interest rates.

   Both instruments may be volatile and of limited liquidity, and their use may adversely affect fund total return.

   Operating policy Each bond fund may invest up to 10% of its total assets in embedded interest rate swaps and caps.

  . Index Total Return Swaps (bond funds) This investment vehicle allows a fund to participate in the municipal market in a generic fashion without buying or selling individual municipal securities. As such, index swaps can be used to "buy" the index (if we expect municipal yields to fall and prices to rise) or to "sell" the index (if we expect municipal yields to rise and prices to fall). The funds will make or receive a payment (at the swap termination date) based on a comparison of the value of the index at swap termination versus the value at swap initiation. Index swaps can be customized as to par amount, maturity along the yield curve, and term (or length) of the swap. Thus, an intermediate fund may prefer a swap pegged to the 10-year maturity within the index while a long fund may prefer a 20-year maturity. The index can be designated to be any widely followed benchmark for municipal yields. If the funds' view of interest rates at the time of entering into the swap is incorrect, they would likely lose money from these investments.

   Operating policy Each bond fund may invest up to 10% of its total assets in index total return swaps.

   Private Placements
   Each fund may seek to enhance its yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.

   Operating policy The bond funds may invest up to 15% (10% for the money fund) of fund net assets in illiquid securities, including unmarketable private placements.

T. ROWE PRICE                                 30
 Types of Investment Management Practices

   Reserve Position (bond funds)
   A portion of fund assets will be held in short-term, tax-exempt money market securities maturing in one year or less. Fund reserve positions provide flexibility in meeting redemptions, expenses, and the timing of new investments; can help in structuring each fund's weighted average maturity; and serve as a short-term defense during periods of unusual market volatility. Fund reserve positions can consist of shares of one or more T. Rowe Price internal money market funds as well as short-term, investment-grade securities, including tax-exempt commercial paper, municipal notes, and short-term maturity bonds. Some of these securities may have adjustable, variable, or floating rates. For temporary, defensive purposes, there is no limit on fund investments in money market reserves (which may not be tax-exempt). The effect of taking such a position is that the funds may not achieve their investment objectives.

   When-Issued Securities (all funds) and Forwards (bond funds)
   New issues of municipals are often sold on a "when-issued" basis, that is, delivery and payment take place 15 - 45 days after the buyer has agreed to the purchase. Some bonds, called "forwards," have longer-than-standard settlement dates, typically six to 24 months. When buying these securities, each fund will maintain cash or high-grade marketable securities held by its custodian equal in value to its commitment for these securities. Each fund does not earn interest on when-issued and forward securities until settlement, and the value of the securities may fluctuate between purchase and settlement. Municipal "forwards" typically carry a substantial yield premium to compensate the buyer for their greater interest rate, credit, and liquidity risks.

   Interest Rate Futures (bond funds)
   Futures (a type of potentially high-risk derivative) are often used to manage risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Specifically, futures (and options on futures) may be bought or sold in an effort to accomplish any number of objectives, including: to hedge against a potentially unfavorable change in interest rates and to adjust fund exposure to the municipal bond market; to protect portfolio value; to enhance income; as a cash management tool; and to adjust portfolio duration. The use of futures for hedging and non-hedging purposes may not always be successful. Their prices can be highly volatile, using them could lower fund total return, and the potential loss from their use could exceed a fund's initial exposure to such contracts.

   Operating policy Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of bond fund net asset value.

ABOUT THE FUNDS                               31
   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Portfolio Turnover (bond funds)
   Each fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, securities may be purchased and sold without regard to the length of time held.

   Due to the nature of each fund's investment program, a fund's portfolio turnover rate may exceed 100%. Although the funds do not expect to generate any taxable income, a high turnover rate may increase transaction costs and result in additional taxable gains. The funds' portfolio turnover rates are listed in the table in the Financial Highlights section.

   Sector Concentration
   It is possible that each fund could have a considerable amount of assets (25% or more) in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as transportation bonds.

   High-Yield, High-Risk Investing (High Yield, Income, and Short-Intermediate Funds)
   The total return and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk," may fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below BBB or in default) are regarded as predominantly speculative with respect to the issuer's ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price's credit analysis. A real or perceived economic downturn, or rising interest rates, could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process.

T. ROWE PRICE                                 32
   Operating policy The Tax-Free High Yield Fund may invest without limit in below-investment-grade securities. The Tax-Free Income Fund may invest up to 5% of its total assets in below-investment-grade securities. The Tax-Free Short-Intermediate Fund may invest up to 5% of its total assets in below-investment-grade securities with ratings of BB by a national rating agency (or, if unrated, the T. Rowe Price equivalent).

   Credit-Quality Considerations
   The credit quality of most bond issues is evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.

   Table 6 shows the rating scale used by the major rating agencies, and Table 7 provides an explanation of quality ratings. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

ABOUT THE FUNDS                               33

 Table 6  Ratings of Municipal Debt Securities
                                              Moody's        Standard
                                              Investors      & Poor's         Fitch
                                              Service, Inc.  Corporation      IBCA, Inc.           Definition
  Long Term                                    Aaa            AAA              AAA                  Highest quality
                                              --------------------------------------------------------------------------------------
                                               Aa             AA               AA                   High quality
                                              --------------------------------------------------------------------------------------
                                               A              A                A                    Upper medium grade
                                              --------------------------------------------------------------------------------------
                                               Baa            BBB              BBB                  Medium grade
                                              --------------------------------------------------------------------------------------
                                               Ba             BB               BB                   Speculative
                                              --------------------------------------------------------------------------------------
                                               B              B                B                    Highly speculative
                                              --------------------------------------------------------------------------------------
                                               Caa            CCC, CC          CCC, CC              Vulnerable to default
                                              --------------------------------------------------------------------------------------
                                               Ca             C                C                    Default is imminent
                                              --------------------------------------------------------------------------------------
                                               C              D                DDD, DD, D           Probably in default
                                              Moody's                         S&P                            Fitch IBCA
  Short Term                                   MIG1/ VMIG1    Best quality     SP1+   Very strong quality     F-1+   Exceptionally
                                                                               SP1    Strong grade                   strong quality
                                                                                                              F-1    Very strong
                                                                                                                     quality
                                              --------------------------------------------------------------------------------------
                                               MIG2/ VMIG2    High quality     SP2    Satisfactory grade      F-2    Good credit
                                                                                                                     quality
                                              --------------------------------------------------------------------------------------
                                               MIG3/ VMIG3    Favorable quality                               F-3    Fair credit
                                                                                                                     quality
                                              --------------------------------------------------------------------------------------
                                               MIG4/ VMIG4    Adequate quality
                                              --------------------------------------------------------------------------------------
                                               SG             Speculative      SP3    Speculative grade       F-5    Weak credit
                                                              quality                                                quality
                                              --------------------------------------------------------------------------------------
  Commercial                                   P-1            Superior         A-1+   Extremely strong        F-1+   Exceptionally
  Paper                                                       quality                 quality                        strong quality
                                                                               A-1    Strong quality          F-1    Very strong
                                                                                                                     quality
                                              --------------------------------------------------------------------------------------
                                               P-2            Strong quality   A-2    Satisfactory quality    F-2    Good credit
                                                                                                                     quality
                                              --------------------------------------------------------------------------------------
                                               P-3            Acceptable       A-3    Adequate quality        F-3    Fair credit
                                                              quality          B      Speculative quality     F-5    quality
                                                                               C      Doubtful quality               Weak credit
                                                                                                                     quality
 -----------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 34

 Table 7  Explanation of Quality Ratings
                                        Bond
                                        Rating    Explanation
  Moody's Investors                      Aaa       Highest quality, smallest degree of
  Service, Inc.                                    investment risk.
                                        -----------------------------------------------------
                                         Aa        High quality; together with Aaa bonds,
                                                   they compose the high-grade bond group.
                                        -----------------------------------------------------
                                         A         Upper-medium-grade obligations; many
                                                   favorable investment attributes.
                                        -----------------------------------------------------
                                         Baa       Medium-grade obligations; neither highly
                                                   protected nor poorly secured. Interest
                                                   and principal appear adequate for the
                                                   present, but certain protective elements
                                                   may be lacking or may be unreliable over
                                                   any great length of time.
                                        -----------------------------------------------------
                                         Ba        More uncertain with speculative
                                                   elements. Protection of interest and
                                                   principal payments not well safeguarded
                                                   in good and bad times.
                                        -----------------------------------------------------
                                         B         Lack characteristics of desirable
                                                   investment; potentially low assurance of
                                                   timely interest and principal payments
                                                   or maintenance of other contract terms
                                                   over time.
                                        -----------------------------------------------------
                                         Caa       Poor standing, may be in default;
                                                   elements of danger with respect to
                                                   principal or interest payments.
                                        -----------------------------------------------------
                                         Ca        Speculative in high degree; could be in
                                                   default or have other marked
                                                   shortcomings.
                                        -----------------------------------------------------
                                         C         Lowest rated. Extremely poor prospects
                                                   of ever attaining investment standing.
                                        -----------------------------------------------------
  Standard & Poor's                      AAA       Highest rating; extremely strong
  Corporation                                      capacity to pay principal and interest.
                                        -----------------------------------------------------
                                         AA        High quality; very strong capacity to
                                                   pay principal and interest.
                                        -----------------------------------------------------
                                         A         Strong capacity to pay principal and
                                                   interest; somewhat more susceptible to
                                                   the adverse effects of changing
                                                   circumstances and economic conditions.
                                        -----------------------------------------------------
                                         BBB       Adequate capacity to pay principal and
                                                   interest; normally exhibit adequate
                                                   protection parameters, but adverse
                                                   economic conditions or changing
                                                   circumstances more likely to lead to
                                                   weakened capacity to pay principal and
                                                   interest than for higher-rated bonds.
                                        -----------------------------------------------------
                                         BB, B,    Predominantly speculative with respect
                                         CCC, CC   to the issuer's capacity to meet
                                                   required interest and principal
                                                   payments. BB - lowest degree of
                                                   speculation;
                                                   CC - the highest degree of speculation.
                                                   Quality and protective characteristics
                                                   outweighed by large uncertainties or
                                                   major risk exposure to adverse
                                                   conditions.
                                        -----------------------------------------------------
                                         D         In default.
                                        -----------------------------------------------------
  Fitch IBCA, Inc.                       AAA       Highest quality; obligor has
                                                   exceptionally strong ability to pay
                                                   interest and repay principal, which is
                                                   unlikely to be affected by reasonably
                                                   foreseeable events.
                                        -----------------------------------------------------
                                         AA        Very high quality; obligor's ability to
                                                   pay interest and repay principal is very
                                                   strong. Because bonds rated in the AAA
                                                   and AA categories are not significantly
                                                   vulnerable to foreseeable future
                                                   developments, short-term debt of these
                                                   issuers is generally rated F-1+.
                                        -----------------------------------------------------
                                         A         High quality; obligor's ability to pay
                                                   interest and repay principal is
                                                   considered to be strong, but may be more
                                                   vulnerable to adverse changes in
                                                   economic conditions and circumstances
                                                   than higher-rated bonds.
                                        -----------------------------------------------------
                                         BBB       Satisfactory credit quality; obligor's
                                                   ability to pay interest and repay
                                                   principal is considered adequate.
                                                   Unfavorable changes in economic
                                                   conditions and circumstances are more
                                                   likely to adversely affect these bonds
                                                   and impair timely payment. The
                                                   likelihood that the ratings of these
                                                   bonds will fall below investment grade
                                                   is higher than for higher-rated bonds.
                                        -----------------------------------------------------
                                         BB,       Not investment grade; predominantly
                                         CCC,      speculative with respect to the issuer's
                                         CC, C     capacity to repay interest and principal
                                                   in accordance with the terms of the
                                                   obligation for bond issues not in
                                                   default. BB is the least speculative. C
                                                   is the most speculative.
 -------------------------------------------------------------------------------------------------

ABOUT THE FUNDS                               35
 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 9, which provides information about each fund's financial history, is based on a single share outstanding throughout each fiscal year. Each fund's section of the table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the funds' independent accountants, PricewaterhouseCoopers LLP.


 Table 9  Financial Highlights
                                        Year ended February 28
  Tax-Exempt Money       1996/a/      1997       1998       1999     2000/a/
 ------------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
  Income From Investment Operations
  Net investment income     0.033      0.030      0.032      0.029      0.029
                         -------------------------------------------------------
  Net gains or losses
  on securities (both
  realized and                 --         --         --         --         --
  unrealized)
                         -------------------------------------------------------
  Total from investment
  operations                0.033      0.030      0.032      0.029      0.029
  Less Distributions
  Dividends (from net      (0.033)    (0.030)    (0.032)    (0.029)    (0.029)
  investment income)
                         -------------------------------------------------------
  Distributions (from          --         --         --         --         --
  capital gains)
                         -------------------------------------------------------
  Total distributions      (0.033)    (0.030)    (0.032)    (0.029)    (0.029)
                         -------------------------------------------------------
  Net asset value, end   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
  of period
                         -------------------------------------------------------
  Total return               3.38%      3.05%      3.24%      2.97%      2.94%
  Ratios/Supplemental Data
  Net assets, end of     $679,143   $678,135   $740,757   $710,569   $669,615
  period (in thousands)
                         -------------------------------------------------------
  Ratio of expenses to       0.56%      0.55%      0.52%      0.52%      0.53%
  average net assets
                         -------------------------------------------------------
  Ratio of net income        3.33%      3.00%      3.20%      2.93%      2.91%
  to average net assets
 ------------------------------------------------------------------------------------


 /a /      Year ended February 29.

T. ROWE PRICE                                 36

 Table 9  Financial Highlights (continued)
                                          Year ended February 28
  Tax-Free
  Short-Intermediate     1996/a/      1997       1998       1999     2000/a/
 ------------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $   5.25   $   5.37   $   5.35   $   5.37   $   5.39
  Income From Investment Operations
  Net investment income      0.23       0.23       0.22       0.22       0.21
                         -------------------------------------------------------
  Net gains or losses
  on securities (both
  realized and               0.12      (0.02)      0.05       0.04      (0.18)
  unrealized)
                         -------------------------------------------------------
  Total from investment
  operations                 0.35       0.21       0.27       0.26       0.03
  Less Distributions
  Dividends (from net       (0.23)     (0.23)     (0.22)     (0.22)     (0.21)
  investment income)
                         -------------------------------------------------------
  Distributions (from          --         --      (0.03)     (0.02)     (0.01)
  capital gains)
                         -------------------------------------------------------
  Total distributions       (0.23)     (0.23)     (0.25)     (0.24)     (0.22)
                         -------------------------------------------------------
  Net asset value, end   $   5.37   $   5.35   $   5.37   $   5.39   $   5.20
  of period
                         -------------------------------------------------------
  Total return               6.87%      4.02%      5.28%      4.90%      0.67%
  Ratios/Supplemental Data
  Net assets, end of     $445,228   $443,631   $438,951   $459,319   $404,634
  period (in thousands)
                         -------------------------------------------------------
  Ratio of expenses to       0.57%      0.56%      0.54%      0.53%      0.53%
  average net assets
                         -------------------------------------------------------
  Ratio of net income        4.39%      4.30%      4.23%      4.06%      4.07%
  to average net assets
                         -------------------------------------------------------
  Portfolio turnover         69.9%      84.3%      76.8%      39.9%      49.7%
  rate
 ------------------------------------------------------------------------------------


 /a /      Year ended February 29.

ABOUT THE FUNDS                               37

 Table 9  Financial Highlights (continued)
                                                Year ended February 28
  Tax-Free Intermediate Bond
                                 1996/a/    1997        1998        1999     2000/a/
 ---------------------------------------------------------------------------------------------

  Net asset value,
  beginning of period           $ 10.35    $ 10.84    $  10.80    $  11.06   $  11.13
  Income From Investment Operations
  Net investment income           0.48/b/    0.48/b/     0.48/b/      0.48       0.48
                                ---------------------------------------------------------
  Net gains or losses on
  securities (both realized        0.49      (0.04)       0.29        0.10      (0.63)
  and unrealized)
                                ---------------------------------------------------------
  Total from investment
  operations                       0.97       0.44        0.77        0.58      (0.15)
  Less Distributions
  Dividends (from net             (0.48)     (0.48)      (0.48)      (0.48)     (0.48)
  investment income)
                                ---------------------------------------------------------
  Distributions (from capital        --         --       (0.03)      (0.03)     (0.04)
  gains)
                                ---------------------------------------------------------
  Total distributions             (0.48)     (0.48)      (0.51)      (0.51)     (0.52)
                                ---------------------------------------------------------
  Net asset value, end          $ 10.84    $ 10.80    $  11.06    $  11.13   $  10.46
  of period
                                ---------------------------------------------------------
  Total return                     9.57%b     4.19%b      7.31%b      5.37%     (1.37)%
  Ratios/Supplemental Data
  Net assets, end of period     $92,153    $99,176    $108,256    $121,053   $111,844
  (in thousands)
                                ---------------------------------------------------------
  Ratio of expenses to average     0.65%/b/   0.65%/b/    0.65%/b/    0.65%      0.63%
  net assets
                                ---------------------------------------------------------
  Ratio of net income to           4.52%/b/   4.47%/b/    4.43%/b/    4.35%      4.46%
  average net assets
                                ---------------------------------------------------------
  Portfolio turnover rate          63.8%      76.8%       56.1%       24.3%      47.6%
 ---------------------------------------------------------------------------------------------


 /a/       Year ended February 29.

 /b/
   Excludes expenses in excess of a 0.65% voluntary expense limitation through February 28, 1998.

T. ROWE PRICE                                 38

 Table 9  Financial Highlights (continued)
                                                    Year ended February 28
  Tax-Free Income                1996/a/        1997         1998         1999       2000/a/
 ------------------------------------------------------------------------------------------------------

  Net asset value,
  beginning of period           $     9.25   $     9.66   $     9.59   $     9.95   $     9.94
  Income From Investment Operations
  Net investment income               0.52         0.52         0.52         0.50         0.49
                                ------------------------------------------------------------------
  Net gains or losses on
  securities (both realized           0.41        (0.07)        0.36         0.03        (0.83)
  and unrealized)
                                ------------------------------------------------------------------
  Total from investment
  operations                          0.93         0.45         0.88         0.53        (0.34)
  Less Distributions
  Dividends (from net                (0.52)       (0.52)       (0.52)       (0.50)       (0.49)
  investment income)
                                ------------------------------------------------------------------
  Distributions (from capital           --           --           --        (0.04)       (0.01)
  gains)
                                ------------------------------------------------------------------
  Total distributions                (0.52)       (0.52)       (0.52)       (0.54)       (0.50)
                                ------------------------------------------------------------------
  Net asset value, end          $     9.66   $     9.59   $     9.95   $     9.94   $     9.10
  of period
                                ------------------------------------------------------------------
  Total return                       10.31%        4.81%        9.37%        5.48%       (3.42%)
  Ratios/Supplemental Data
  Net assets, end of period     $1,375,507   $1,336,626   $1,396,288   $1,483,478    1,311,149
  (in thousands)
                                ------------------------------------------------------------------
  Ratio of expenses to average        0.58%        0.57%        0.55%        0.55%        0.55%
  net assets
                                ------------------------------------------------------------------
  Ratio of net income to              5.49%        5.41%        5.31%        5.06%        5.24%
  average net assets
                                ------------------------------------------------------------------
  Portfolio turnover rate             48.7%        40.7%        36.3%        34.1%        44.3%
 ------------------------------------------------------------------------------------------------------



 /a/       Year ended February 29.

ABOUT THE FUNDS                               39

 Table 9  Financial Highlights (continued)
                                                 Year ended February 28
  Tax-Free High Yield           1996/a/       1997         1998         1999      2000/a/
 ------------------------------------------------------------------------------------------------

  Net asset value,
  beginning of period           $  11.62   $    12.10   $    12.12   $    12.66   $12.53
  Income From Investment Operations
  Net investment income             0.72         0.70         0.69         0.66     0.66
                                ------------------------------------------------------------
  Net gains or losses on
  securities (both realized         0.48         0.02         0.54        (0.07)   (1.32)
  and unrealized)
                                ------------------------------------------------------------
  Total from investment
  operations                        1.20         0.72         1.23         0.59    (0.66)
  Less Distributions
  Dividends (from net              (0.72)       (0.70)       (0.69)       (0.66)   (0.66)
  investment income)
                                ------------------------------------------------------------
  Distributions (from capital         --           --           --        (0.06)      --
  gains)
                                ------------------------------------------------------------
  Total distributions              (0.72)       (0.70)       (0.69)       (0.72)   (0.66)
                                ------------------------------------------------------------
  Net asset value, end          $  12.10   $    12.12   $    12.66   $    12.53   $11.21
  of period
                                ------------------------------------------------------------
  Total return                     10.62%        6.22%       10.42%        4.80%   (5.41%)
  Ratios/Supplemental Data
  Net assets, end of period     $989,534   $1,053,106   $1,241,990   $1,357,000   $1,080
  (in thousands)
                                ------------------------------------------------------------
  Ratio of expenses to average      0.75%        0.74%        0.72%        0.71%    0.71%
  net assets
                                ------------------------------------------------------------
  Ratio of net income to            6.07%        5.86%        5.59%        5.28%    5.54%
  average net assets
                                ------------------------------------------------------------
  Portfolio turnover rate           39.3%        37.0%        24.4%        38.9%    57.4%
 ------------------------------------------------------------------------------------------------


 /a/       Year ended February 29.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                       Tax Identification Number
We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

                                                          Institutional Accounts
Transaction procedures in the following sections may not apply to institutional accounts. For institutional account procedures, please call your designated account manager or service representative.



 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address in the next paragraph. We do not accept third-party checks to open new accounts. In addition, the funds do not accept purchases made by credit card check.

Mail via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21297-1300

ABOUT THE FUNDS                               41
Mail via private carriers/overnight services
T. Rowe Price Account Services Mailcode 17300 4515 Painters Mill Road Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh) Receiving Bank ABA#:  043000096
Beneficiary: T. Rowe Price [fund name] Beneficiary Account: 1004397951 Originator to Beneficiary Information (OBI): name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed previously.

Note: No services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. For limitations on exchanging, see explanation of Excessive Trading under Transaction Procedures and Special Requirements.

                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

                                                                 By ACH Transfer
Use Tele*Access or your personal computer or call Investor Services if you have established electronic transfers using the ACH network.

T. ROWE PRICE                                 42
                                                                         By Wire
Call Shareholder Services or use the wire address listed in Opening a New
Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

Mail via U.S. Postal Service
T. Rowe Price Funds Account Services P.O. Box 17300 Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                      By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers - By Wire under Information About Your Services.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

ABOUT THE FUNDS                               43
                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17302 Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services Mail Code 17302 4515 Painters Mill Road Owings Mills, MD 21117-4903



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
Each fund and its agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram;
(3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the regis-

T. ROWE PRICE                                 44
tered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; and (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect each fund from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
            Shareholder Services 1-800-225-5132 Investor Services 1-800-638-5660 Many services are available to you as a T. Rowe Price shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor Services.

                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

ABOUT THE FUNDS                               45
                  Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days Tele*Access
24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers in this section).

                                                  Web Address www.troweprice.com
After authorizing this service, account transactions may also be conducted through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                Plan Account Line 1-800-401-3279
Plan Account Line
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

                                                  Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
(Not available for equity funds, or the High Yield or Emerging Markets Bond Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

T. ROWE PRICE                                 46
                                                             Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder
You can instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
              To Open an Account 1-800-638-5660 For Existing Brokerage Customers
                                                                  1-800-225-7720
Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers*. We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Internet-Trader. Any trades entered through Tele-Trader save you an additional 10% on commissions. For stock trades entered through Internet-Trader, you will pay a commission of $24.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Internet-Trader save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Internet-Trader.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to on-line research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of

ABOUT THE FUNDS                               47
the same securities free of charge. Dividend payments must be $10.00 or greater to qualify for reinvestment. Most securities listed on national securities exchanges or on Nasdaq are eligible for this service.

/*Services //v//ary //b//y //f//irm./

/T. Rowe Price// Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

Shareholder Reports
Fund managers' reviews of their strategies and performance. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
A quarterly review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirees Financial Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. ROWE PRICE                                 48

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Walk-in
Investor Centers
 For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
 101 East Lombard Street

Owings Mills
 Three Financial Center 4515 Painters Mill Road

Boston Area
 386 Washington Street Wellesley

Colorado Springs
 4410 ArrowsWest Drive

Los Angeles Area
 Warner Center 21800 Oxnard Street Suite 270 Woodland Hills

Tampa
 4200 West Cypress Street 10th Floor

Washington, D.C.
 900 17th Street, N.W. Farragut Square
 For Mutual Fund or T. Rowe Price Brokerage Information
 Investor Services
 1-800-638-5660

For Existing Accounts
 Shareholder Services
 1-800-225-5132

For Yields, Prices, Account Information, or to Conduct Transactions
 Tele*Access/(R)/
 24 hours, 7 days 1-800-638-2587

Internet Address
 www.troweprice.com



LOGO

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-3055; 811-3872; 811-7051; 811-2684; 811-4163

C03-040 7/1/00

 PROSPECTUS
                                                                    July 1, 2000
Tax-Exempt Money Fund--PLUS Class

 A money market fund seeking preservation of capital and liquidity, as well as income. The PLUS class offers unlimited, no-minimum checkwriting and a VISA/(R) /Gold ATM & Check Card.

TROWEPRICERAMLOGO
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Tax-Exempt Money Fund, Inc.
  Tax-Exempt Money Fund - PLUS Class
Prospectus

July 1, 2000

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses      1

              -------------------------------------------------
              Other Information About the Fund              4

              -------------------------------------------------
              Some Characteristics of Municipal             6
              Securities
              -------------------------------------------------
              Some Basics of Money Market Investing         7

              -------------------------------------------------


              ABOUT YOUR ACCOUNT
2
              The
              T. Rowe Price

              Tax-Exempt Money Fund -
              PLUS Class                                    9
               Services
              -------------------------------------------------
              Important Information About Your ATM          9
              & Check Card
              -------------------------------------------------
              Pricing Shares and Receiving                  1
              Sale Proceeds                                 2
              -------------------------------------------------
              Distributions and Taxes                       1
                                                            3
              -------------------------------------------------
              Transaction Procedures and                    1
              Special Requirements                          6
              -------------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                  20

              -------------------------------------------------
              Understanding Performance Information         2
                                                            2
              -------------------------------------------------
              Investment Policies and Practices             2
                                                            3
              -------------------------------------------------
              Financial Highlights                          2
                                                            7
              -------------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                          2
              and Transaction Information                   9
              -------------------------------------------------
              Opening a New Account                         2
                                                            9
              -------------------------------------------------
              Purchasing Additional Shares                 30

              -------------------------------------------------
              Exchanging and Redeeming                      3
                                                            1
              -------------------------------------------------
              Rights Reserved by the Fund                   3
                                                            2
              -------------------------------------------------
              Information About Your Services               3
                                                            3
              -------------------------------------------------
              Investment Information                       34

              -------------------------------------------------


 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $185.2 billion, including over $7 billion in municipal bond assets, for more than eight million individual and institutional investor accounts as of March 31, 2000.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
   A word about the fund's name and structure. The Tax-Exempt Money Fund - PLUS Class is a share class of the T. Rowe Price Tax-Exempt Money Fund. The PLUS class is not a separate mutual fund; it has the same portfolio as the Tax-Exempt Money Fund but carries a different set of services (such as unlimited, no-minimum checkwriting and a VISA/(R)/ Gold ATM & Check Card) and different expenses, as discussed later in this prospectus.



 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is the fund's objective?

   The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income exempt from federal income taxes.


 What is the fund's principal investment strategy?

   The fund provides a stable share price of $1.00 and income that is exempt from federal income taxes. Holdings consist of high-quality, municipal money market securities.

   The fund invests in municipal securities that mature in 397 days or less. The fund's average weighted maturity will not exceed 90 days, and yield will fluctuate with changes in short-term interest rates. In selecting securities, the fund manager may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased, which typically have higher yields than shorter maturities, to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities.


 What are the main risks of investing in the fund?

   Since the fund seeks to maintain a $1.00 share price, it should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the rare event that holdings default or interest rates rise sharply in an unusually short period. Because they are exempt from federal income tax, municipal securities held by the fund are also subject to the risk that a significant decline in tax rates, a restructuring of the tax system, or even serious discussion of these topics in Congress, could cause their prices to fall. There is also geographic risk since adverse developments in a particular state could result in price declines.

T. ROWE PRICE                                 2
   The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


 How can I tell if the fund is appropriate for me?

   Tax-Exempt Money PLUS is a class of shares of the Tax-Exempt Money Fund. Like that fund, this class is appropriate if you have some money for which safety and accessibility are more important than total return. Over time, money market securities have shown greater stability and lower returns than bonds or stocks.

   Tax-Exempt Money PLUS offers services that include unlimited, no-minimum checkwriting and a VISA Gold ATM & Check Card. The cost of these services will raise the expense ratio of the PLUS class above that of a typical money fund that does not offer these expanded features.

  . Tax-Exempt Money PLUS is one share class of the T. Rowe Price Tax-Exempt
   Money Fund.


 How has the fund performed in the past?

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted in the chart.



                       Calendar Year Total Returns
                        "99"                  Since inception
 ---------------------------------------------------------------------
          2.65                              2.64
 ---------------------------------------------------------------------



          Quarter ended              Total return

 Best quarter                           12/31/99 0.77%

 Worst quarter                          03/31/99 0.51%



 The fund's return for the 3 months ended 3/31/00 was 0.75%.

ABOUT THE FUND                                3

 Table 1  Average Annual Total Returns
                                             Periods ended
                                           December 31, 1999
                                                    Since inception
                                      1 year           (11/01/98)
 ---------------------------------------------------------------------
  Tax-Exempt Money PLUS                2.65%              2.64%

  Lipper Tax-Exempt Money Market
  Funds Average                        2.68              2.67*
  Lipper Tax-Exempt Money Market       2.81              2.82*
  Funds Index
 ---------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 * Since 10/31/98


 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

   The PLUS class charges you for use of your VISA Gold ATM & Check Card. You will be charged $1 for each automated teller machine (ATM) withdrawal using the card; this fee is waived for the first two such transactions in each month. This fee does not include any third-party fees charged at the ATM machine.


 Table 2  Fees and Expenses of the Fund
                                               Annual fund operating expenses
                                        (expenses that are deducted from fund assets)
 -------------------------------------------------------------------------------------
  Management fee                                           0.42%/a/
  Other expenses                                           0.25%
  Total annual fund operating                              0.67%/a/
  expenses
 -------------------------------------------------------------------------------------


 /a/
   Effective May 1, 2000, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through April 30, 2001, to the extent such fees or expenses would cause the fund's ratio of expenses to average net assets to exceed 1.00%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund's expense ratio is below 1.00%; however, no reimbursement will be made after April 30, 2002, or if it would result in the expense ratio exceeding 1.00%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. The fund operated under previous expense limitations for which T. Rowe Price may be reimbursed.

   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

T. ROWE PRICE                                 4

   1 year       3 years       5 years        10 years
 -------------------------------------------------------
     $68          $214          $373           $835
 -------------------------------------------------------




 OTHER INFORMATION ABOUT THE FUND
 ----------------------------------------------------------

 What are some of the advantages of the Tax-Exempt Money--PLUS class?

   A Tax-Exempt Money PLUS account offers convenient access to your assets through unlimited, no-minimum checkwriting and the use of a VISA Gold ATM & Check Card. These services are discussed in more detail in Section 2 of this prospectus.


 What are the fund's potential rewards?

   The fund offers a relatively secure, liquid investment for money you may need for occasional or unexpected expenses and for money awaiting investment in longer-term bond or stock funds. In addition to preserving capital, the fund seeks to provide the highest possible tax-exempt income available from low-risk, short-term securities.


 How does the portfolio manager try to reduce risk?

   Consistent with the fund's objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

  . Diversification of assets to reduce the impact of a single holding or sector on the fund's net asset value.

  . Thorough credit research by our own analysts.

  . Maturity adjustments to reflect the fund manager's interest rate outlook.


 What are the main risks of investing in money market funds?

   Since they are managed to maintain a $1.00 share price, money market funds should have little risk of principal loss. However, the potential for a loss of principal could derive from:

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. Regulations require that securities of tax-exempt money market funds be rated in the highest two credit categories.

  . Interest rate risk This risk refers to the decline in the prices of fixed income securities and funds that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money fund's

ABOUT THE FUND                                5
   price to drop below a dollar. However, the extremely short maturity of securities held in money market portfolios -a means of achieving an overall fund objective of principal safety-reduces their potential for price fluctuation.

  . Political risk This is the chance that a significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress, could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.



 SOME CHARACTERISTICS OF MUNICIPAL SECURITIES
 ----------------------------------------------------------

 Who issues municipal securities?

   State and local governments and governmental authorities sell notes and bonds (usually called "municipals") to pay for public projects and services.


 Who buys municipal securities?

   Individuals are the primary investors, and a principal way they invest is through mutual funds. Prices of municipals may be affected by major changes in cash flows of money into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.


 What is tax-free about municipals and municipal funds?

   The regular income dividends you receive should be exempt from regular federal income taxes. A portion of these dividends may also be exempt from your state's income tax (if any). However, fund capital gain distributions are taxable to you. (See Useful Information on Distributions and Taxes for details.)

  . Municipal securities are also called "tax-exempts" because the interest income they provide is usually exempt from federal income taxes.


 Is interest income from municipal issues always exempt from federal taxes?

   No. Since 1986 income from so-called "private activity" municipals has been subject to the federal alternative minimum tax (AMT). For instance, some bonds financing airports, stadiums, and student loan programs fall into this category. These bonds carry higher yields than regular municipals. Shareholders subject to

T. ROWE PRICE                                 6
   the AMT must include income derived from private activity bonds in their AMT calculation. Relatively few taxpayers are required to pay the tax. Normally, the fund will not purchase a security if, as a result, more than 20% of the fund's income would be subject to the AMT. The portion of income subject to the AMT will be reported annually to shareholders. (Please see Distributions and Taxes -Taxes on Fund Distributions.)

   Additionally, under highly unusual circumstances, the IRS may determine that a bond issued as tax-exempt should in fact be taxable. If a fund were to hold such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.


 Why are yields on municipals usually below those on otherwise comparable taxable securities?

   Since the income provided by most municipals is exempt from federal taxation, investors are willing to accept lower yields on a municipal bond than on an otherwise similar (in quality and maturity) taxable bond.


 How can I tell if a tax-free or taxable fund is suitable for me?

   The primary factor is your expected federal income tax rate. The higher your tax bracket, the more likely tax-exempts will be appropriate. If a municipal fund's tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, then your income will be higher in the municipal fund. To find what a taxable fund would have to yield to equal the yield on a municipal fund, divide the municipal fund's yield by one minus your tax rate. For quick reference, the next table shows a range of taxable-equivalent yields.


 Table 3  Taxable-Equivalent Yields
  If your                                    A tax-free yield of
  federal tax                       2%     3%     4%     5%     6%     7%
  rate is:                               Equals a taxable yield of:
  28%                              2.8%   4.2%   5.6%   6.9%   8.3%    9.7%
                                   ------------------------------------------
  31%                              2.9    4.3    5.8    7.2    8.7    10.1
                                   ------------------------------------------
  36%                              3.1    4.7    6.2    7.8    9.4    10.9
                                   ------------------------------------------
  39.6%                            3.3    5.0    6.6    8.3    9.9    11.6
 ---------------------------------------------------------------------------------

ABOUT THE FUND                                7
 SOME BASICS OF MONEY MARKET INVESTING
 ----------------------------------------------------------

 What is a money market fund?

   A money market fund is a pool of assets invested in U.S. dollar-denominated, short-term debt obligations with fixed or floating rates of interest and maturities generally less than 13 months. Money funds can be taxable or tax-exempt, depending on their investment program. Issuers can include the U.S. government and its agencies, domestic and foreign banks and other corporations, and states and municipalities. Because of the high degree of safety they provide, money market funds typically offer the lowest return potential of any type of mutual fund.


 Is a fund's yield fixed or will it vary?

   It will vary. Yield is calculated every day by dividing a fund's net income per share, expressed at annual rates, by the share price. Since income in a fund will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested, its yield will vary. (Although money fund prices are stable, income is variable.)


 Is yield the same as total return?

   Yes, for money funds. The total return reported for the fund is the result of reinvested distributions (income and capital gains) and the change in share price for a given time period. Since money funds are managed to maintain a stable share price, their yield and total return should be the same. Of course, there is no guarantee a money fund will maintain a $1.00 share price.


 What is credit quality and how does it affect yield?

   Credit quality refers to a borrower's expected ability to make all required interest and principal payments in a timely manner. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers.


 What is meant by a money market fund's maturity?

   Every money market instrument has a stated maturity date when the issuer must repay the entire principal to the investor. The fund has no maturity in the strict sense of the word, but does have a dollar-weighted average maturity, expressed in days. This number is an average of the maturities of the underlying instruments, with each maturity "weighted" by the percentage of fund assets it represents.

T. ROWE PRICE                                 8
 Do money market securities react to changes in interest rates?

   Yes. As interest rates change, the prices of money market securities fluctuate, but changes are usually small because of their very short maturities. Investments are typically held until maturity in a money fund to help the fund maintain a $1.00 share price.

  . An investment in the fund should help you meet your individual investment goals for principal stability, liquidity, and income, but it should not represent your complete investment program.



 THE T. ROWE PRICE TAX-EXEMPT MONEY--PLUS CLASS SERVICES
 ----------------------------------------------------------
   Tax-Exempt Money PLUS offers features not normally available from other mutual funds. Subject to T. Rowe Price approval, including a credit review, you may access your account as follows:

  . Checkwriting You can write an unlimited number of checks against your account to meet personal expenses. There is no minimum amount requirement for the checks you write.

  . VISA Gold ATM & Check Card You may use your ATM & Check Card to purchase merchandise or services at participating establishments or to obtain cash advances from any participating bank. Any of 362,000 worldwide bank branches in the VISA system, as well as all establishments accepting the VISA card, will honor your card. Presently, more than 12 million stores, restaurants, and service outlets worldwide honor the VISA card. You may also obtain cash using your card and personal identification number (PIN) from ATMs displaying the VISA or Plus System/(R)/ name and logos.

   Important note: Your PLUS account available balance must cover your checks, use of your debit card, and other transactions; there is no extension of credit.



 IMPORTANT INFORMATION ABOUT YOUR ATM & CHECK CARD
 ----------------------------------------------------------
   If you lose your ATM & Check Card or PIN, or believe someone has used or may use your card or PIN without your permission, immediately notify T. Rowe Price in one of the following ways:

  . By telephone T. Rowe Price 1-800-222-7002

 ABOUT YOUR ACCOUNT
  . By mail   T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD
   21297-1300

   Some of the major features of the account are described in the next table. See the VISA Gold ATM & Check Card Agreement and Disclosure Statement included with your card for complete details. Use of the card is subject to the terms and conditions described in this Agreement and Disclosure Statement.

   Your card may be subject to certain fees and daily transaction limits, some of which are summarized in the following table. Most daily limits are imposed for the duration of a "banking day," which can differ depending on the type of transaction.

 Table 3  Fees and Limits on Your ATM & Check Card
                                                       Transaction Fees/a/                      Transaction Limits/b/

 -------------------------------------------------                                     Dollar amount per day          Banking day
                                                  ----------------------------------------------------------------------------------
  ATM withdrawals                                                                  $500                             12 a.m. to 12
                                                   $1 (waived for first two ATM                                     a.m. ET,
                                                   withdrawals per month)                                           7 days per week
  Cash advances                                    None                           $10,000   (less amount of ATM     6 a.m. to 6 a.m.
                                                                                            withdrawals and         ET,
                                                                                            purchases and           5 days a week/c/
                                                                                            authorizations)
  Purchases and authorizations                     None                           $10,000   (less amount of cash    6 a.m. to 6 a.m.
                                                                                            advances and ATM        ET,
                                                                                            withdrawals)            5 days a week/c/
 -----------------------------------------------------------------------------------------------------------------------------------


 /a/
   The fees listed in the table only include fees that are charged by the fund and do not include fees that may be charged by third parties.

 /b/
   We reserve the right to impose a limit on the number of transactions you can make per banking day. You will be allowed to make at least eight transactions on any banking day under normal conditions. The system that processes these transactions may have different limits.

 /c/
   The period from 6 a.m. Saturday to 6 a.m. Tuesday eastern time is considered to be one banking day.


   Additional fees
   There is a $15 check reorder fee after you use the initial booklet of 100 checks. You will receive 200 checks with each reorder. You can write an unlimited number of checks against your account to meet personal expenses. If you request a copy of a check, an ATM receipt, or a sales/cash advance receipt from T. Rowe Price, your account may be charged $2.50 for each receipt or copy. We will assess your account $10 for the proper placement of each stop-payment request on a check (stop payment is not available on the ATM & Check Card transactions). We will assess your account a $15 fee when you write a check against

T. ROWE PRICE                                 10
   insufficient or uncollected funds, whether we (in our sole discretion) pay the check or return it unpaid. We also reserve the right to charge additional fees for excessive checkwriting activity.

   Liability for unauthorized electronic transactions
   Notify us at once if you believe your card has been lost or stolen or if you believe unauthorized persons may know your PIN. Telephoning is the best way to keep possible losses to a minimum. You could lose all the money and other assets in your account if you never inform us of unauthorized use of your card. If you notify us within two business days after you learn of the loss or theft, you can lose no more than $50 if someone used your card or PIN without your permission.

   If you do not inform us within two business days after you learn of the loss or theft of your card or PIN and we could have stopped someone from using your card or PIN without your permission, you could lose as much as $500.

   Also, tell us at once if your monthly account statement shows transactions you did not make. If you do not notify us within 60 days after the account statement was mailed to you, you may not recover any money you lost after 60 days if we could have prevented the unauthorized use.


 In case of errors or questions about your electronic transactions

   Notify us as soon as you can, as follows, if you think your account statement or receipt is wrong or if you need additional information about a transaction listed on your account statement or receipt.

  . By telephone T. Rowe Price 1-800-222-7002

  . By mail   T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD
   21297-1300

   We must hear from you no later than 60 days after T. Rowe Price sent the first monthly account statement on which the problem or error appeared.

   You must give us the following information:

  . Your name, address, and card number.

  . A description of the error or the transaction you are unsure about, and an explanation of why you believe it is in error or why you need more information.

  . The dollar amount of the suspected error.

   If you telephone us, we may require that you send us your question or complaint in writing within 10 business days.

ABOUT THE FUND                                11
   Except as otherwise stated below, we will determine whether an error occurred within 10 business days after we hear from you and will correct any error promptly. If we need more time, however, we may take up to 45 days to investigate your complaint or question. If we decide to do this, T. Rowe Price will recredit your account within 10 business days for the amount you think is in error while our investigation is pending. If we ask you to put your complaint or question in writing and we do not receive it within 10 business days, T. Rowe Price may not recredit your account.

   Longer periods apply to new fund shareholders and certain types of transactions. For transactions occurring within the first 30 days after you make your initial fund purchase, we will tell you the results of our investigation within 20 business days after hearing from you and will correct any error promptly. If we need more time, however, we may take up to 90 business days to investigate your complaints or questions. If we decide to do this, T. Rowe Price will re-credit your account within 20 business days for the amount you think is in error while our investigation is pending. For all shareholders, we may take up to 90 days (instead of 45 days) to investigate transactions performed by you for the purchase of goods and services with your card at merchant locations, through the mail or by telephone, and any electronic transactions performed at locations outside the United States.

   In all cases, if we determine that there was no error, we will send you a written explanation within three business days after we finish our investigation and will collect any amounts recredited to you. Upon your request we will give you copies of the documents that we used in our investigation.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a T. Rowe Price fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Amortized cost is used to value money fund securities.

  . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form.

T. ROWE PRICE                                 12
 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale

  . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks, and credit unions. Proceeds sent by ACH transfer should be credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

  . If for some reason we cannot accept your request to sell shares, we will contact you.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------
  . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

ABOUT THE FUND                                13
   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . Money funds declare income dividends daily to shareholders of record as of 12 noon ET on that day. Wire purchase orders received before 12 noon ET receive the dividend for that day. Other purchase orders receive the dividend on the next business day after payment has been received.

  . Dividends are ordinarily paid on the first business day of each month.

  . Fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

   Capital gains
  . Since money funds are managed to maintain a constant share price, they are not expected to make capital gain distributions.

  . A capital gain or loss is the difference between the purchase and sale price of a security.

  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information

  . You will be sent timely information for your tax filing needs.

   Although the regular monthly income dividends you receive from the fund are expected to be exempt from federal income taxes, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . A fund makes a distribution to your account.

T. ROWE PRICE                                 14
   Note: You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. For shareholders who receive Social Security benefits, the receipt of tax-exempt interest may increase the portion of benefits that are subject to tax.

   If a fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of your fund's income that should be included in your AMT calculation, if any, will be reported to you in January.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes. If you realize a loss on the sale or exchange of fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year, based on the "average cost," single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any capital gain distributions made to you. This information will also be reported to the IRS. A fund's capital gain distributions are generally taxable to you for the year in which they were paid. Dividends are expected to be tax-exempt.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. However, if you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.

ABOUT THE FUND                                15
  . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
  . Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars; type of check
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to seven business days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

T. ROWE PRICE                                 16
   Your redemption proceeds may also be delayed if there are outstanding authorizations on your ATM & Check Card. If you sell shares and there are authorizations pending, the fund will process your redemption, but may hold redemption proceeds up to five business days to allow time for the pending transactions to clear.

   We will redeem shares from your account to cover transactions in the following order:

  . ATM & Check Card transactions (including ATM withdrawals, merchandise purchases, and cash advances);

  . ACH transfers;

  . checkwriting;

  . all other redemption requests (including exchanges, sweeps to a discount brokerage account, outgoing wires, and redemption checks).

   Telephone and personal computer transactions
   Exchange and redemption services by telephone are established automatically when you sign the New Account Form unless you check the boxes that state you do not want these services. Personal computer transactions must be authorized separately. T. Rowe Price funds and their agents use reasonable procedures designed to verify the identity of the shareholder. If these procedures are followed, the funds are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. All telephone conversations are recorded.

   ATM & Check Card transactions
  . Use of your card results in an immediate reduction of your available balance. Your available balance is the dollar value of your PLUS account excluding any amounts subject to the seven business day hold or that have otherwise been placed on hold to ensure payments of ATM withdrawals, cash advances, purchases, other transactions, or authorizations.

  . You cannot stop payment on any ATM & Check Card transaction.

  . Purchase authorizations will reduce your balance even if the authorization is pending and has not yet resulted in a transaction.

  . Transactions using the ATM & Check Card may not exceed your available balance.

ABOUT THE FUND                                17
   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading

  . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, the fund has adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price  If you trade directly with T.
   Rowe Price, you can make one purchase and one sale involving the same fund within any 120-day period. For example, if you are in fund A, you can move assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C. If you exceed this limit, or if your trade activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases or redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party, you can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.

T. ROWE PRICE                                 18
 Small Account Fee

   Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the fund's transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts, but a separate custodial fee may apply to such accounts.


 Signature Guarantees

  . A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

ABOUT THE FUND                                19
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The T. Rowe Price Tax-Exempt Money Fund, Inc., was incorporated in Maryland in 1980 and is a "diversified, open-end investment company," or mutual fund. The Tax-Exempt Money PLUS shares represent a separate class of the fund. Mutual funds pool money received from shareholders of each separate class in a single portfolio and try to achieve specified objectives.

  . Shareholders benefit from T. Rowe Price's 63 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions. The income dividends for the Tax-Exempt Money PLUS shares will differ from those of the regular Tax-Exempt Money Fund shares to the extent the expense ratio of the Tax-Exempt Money PLUS shares differs.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract. Tax-Exempt Money PLUS shareholders have exclusive voting rights on matters affecting only the Tax-Exempt Money PLUS shares.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 MORE ABOUT THE FUND
 Who runs the fund?

   General Oversight
   The fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the fund is that the majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).

  . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the fund's portfolio managers.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Patrice Berchtenbreiter Ely, Chairman, Jeremy N. Baker, Marcy M. Lash, Joseph
   K. Lynagh, Mary J. Miller, William T. Reynolds, and Edward A. Wiese. Ms. Berchtenbreiter Ely has been chairman of the fund since 1992. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Ms. Berchtenbreiter Ely joined T. Rowe Price in 1972 and has been managing investments since 1987.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
        0.334%/a/      First $50 billion

         0.305%        Next $30 billion

         0.300%        Next $40 billion

         0.295%        Thereafter
    --------------------------------------


   /a/     Represents a blended group fee rate containing various break points.

   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $108 billion at February 29, 2000, the group fee was 0.32%. The individual fund fee is 0.10%.

ABOUT THE FUND                                21
 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in T. Rowe Price advertisements; and in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period. The fund may advertise "current" yield, reflecting the latest seven-day income annualized, or an "effective" yield, which assumes the income has been reinvested in the fund.

T. ROWE PRICE                                 22
 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies," which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies are adhered to at the time of investment. Except as may be required by Rule 2a-7 under the 1940 Act, a later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

  . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of municipal security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe the principal types of fund securities and investment management practices.

   Operating policy Except as permitted by Rule 2a-7 under the Investment Company Act of 1940, the fund will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. government securities or securities subject to certain types of guarantees. Additionally, the fund may invest up to 25% of its total assets in the first tier securities (as defined by Rule 2a-7) of a single issuer for a period of up to three business days.

   Municipal Securities
   Fund assets are invested primarily in various tax-free municipal debt securities. The issuers have a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date or dates. An issuer may have the right to redeem or "call" a bond before maturity, and the fund may have to reinvest the proceeds at lower rates.

ABOUT THE FUND                                23
   There are two broad categories of municipal bonds. General obligation bonds are backed by the issuer's "full faith and credit," that is, its full taxing and revenue raising power. Revenue bonds usually rely exclusively on a specific revenue source, such as charges for water and sewer service, to generate money for debt service.

  . In purchasing municipals, the fund relies on the opinion of the issuer's bond counsel regarding the tax-exempt status of the investment.

   Private Activity Bonds and Taxable Securities
   While income from most municipals is exempt from federal income taxes, the income from certain types of private activity bonds (a type of revenue bond) may be subject to the alternative minimum tax (AMT). However, only persons subject to the AMT pay this tax. Private activity bonds may be issued for purposes such as housing or airports or to benefit a private company. (Being subject to the AMT does not mean the investor necessarily pays this tax. For further information, please see Distributions and Taxes.)

   Fundamental policy Under normal market conditions, the fund will not purchase any security if, as a result, less than 80% of the fund's income would be exempt from federal income taxes. Up to 20% of fund income could be derived from securities subject to the alternative minimum tax.

   Operating policy During periods of abnormal market conditions, for temporary defensive purposes, there is no limit on fund investments in high-quality, short-term securities whose income is subject to federal income tax.

   Operating policy Industrial development bonds are a special type of private activity bond permitted under IRS guidelines and are typically backed by a corporate obligor to finance projects benefiting the public. Fund investments in industrial development bonds related to the same industry (such as solid waste, nuclear utility, or airlines) are limited to 25% of total assets. Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the 25% limitation.

   In addition to general obligation and revenue bonds, fund investments may include, but are not limited to, the following types of securities:

   Municipal Lease Obligations
   A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the fund would assess the financial condition of the borrower, the merits of the project, the level of public support for the project,

T. ROWE PRICE                                 24
   and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Fund purchases of unrated lease obligations may also be made.

   Securities With "Puts"
   Some longer-term municipals give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. The fund typically purchases a significant number of these securities. If a put feature terminates prior to being exercised, the fund may be forced to hold the longer-term security, which could experience substantially more volatility.

   Securities With Credit Enhancements
  . Letters of credit Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal security should default.

  . Municipal Bond Insurance This insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability.

   The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders, such as the fund. The number of municipal bond insurers is relatively small, and not all of them have the highest rating.

  . Standby Purchase Agreements A Standby Bond Purchase Agreement (SBPA) is a liquidity facility provided to pay the purchase price of bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

   Synthetic or Derivative Securities
   Derivatives and synthetics in which the fund may invest include:

ABOUT THE FUND                                25
  . Participation Interests This term covers various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The fund will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter. There is no limit on fund investments in these securities.

   Private Placements
   The fund may seek to enhance its yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.

   Operating policy Fund investments in illiquid securities, including unmarketable private placements, are limited to 15% of net assets.


 Types of Investment Management Practices

   When-Issued Securities
   The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on the fund's investment in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

T. ROWE PRICE                                 26
   Sector Concentration
   It is possible that the fund could have a considerable amount of assets (25% or more) in municipal securities that would tend to respond similarly to particular economic or political developments. An example would be securities of issuers whose revenues are paid from similar types of projects, such as transportation bonds.

   Credit-Quality Considerations
   The credit quality of most bond issues is evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 6, which provides information about the fund's financial history, is based on a single share outstanding throughout each fiscal year. The table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

ABOUT THE FUND                                27

 Table 6  Financial Highlights
                     11/1/98 Through 2/28/99  Year Ended 2/29/00
 ----------------------------------------------------------------------

  Net asset value,
  beginning of
  period                   $ 1.000                $ 1.000
  Income From Investment Operations
  Net investment            0.007/b/               0.028/b/
  income
                     ---------------------------------------------
  Net gains or
  losses on
  securities (both
  realized and                  --                     --
  unrealized)
                     ---------------------------------------------
  Total from
  investment
  operations                 0.007                  0.028
  Less Distributions
  Dividends (from
  net investment            (0.007)                (0.028)
  income)
                     ---------------------------------------------
  Distributions
  (from capital                 --                     --
  gains)
                     ---------------------------------------------
  Total                     (0.007)                (0.028)
  distributions
                     ---------------------------------------------
  Net asset value,
  end                      $ 1.000                $ 1.000
  of period
                     ---------------------------------------------
  Total return               0.74//%/b/              2.79%/b/
  Ratios/
  Supplemental Data
  Net assets, end
  of period (in            $ 4,208                $17,694
  thousands)
                     ---------------------------------------------
  Ratio of expenses
  to average net              0.99%/a//b/            0.67%/b/
  assets
                     ---------------------------------------------
  Ratio of net
  income to average           2.01%/a//b/            2.81%/b/
  net assets
 ----------------------------------------------------------------------


 /a /      Annualized

 /b/
   Excludes expenses in excess of a 1.00% voluntary expense limitation in effect through April 30, 2000.

T. ROWE PRICE                                 28
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                       Tax Identification Number
We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.



 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for gifts or transfers to minors (UGMA/UTMA) accounts

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address in the next paragraph. We do not accept third-party checks to open new accounts. In addition, the fund does not accept purchases made by credit card check.

Mail via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17406 4575 Painters Mill Rd. Baltimore, MD 21297-1300

Mail via private carriers/overnight services
T. Rowe Price Account Services Mailcode 17406 4515 Painters Mill Road Owings Mills, MD 21117-4903

 INVESTING WITH T. ROWE PRICE
                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh) Receiving Bank ABA#:  043000096
Beneficiary: T. Rowe Price [fund name] Beneficiary Account: 1004397951 Originator to Beneficiary Information (OBI): name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed previously.

Note: No services will be established and IRS penalty withholding may occur until we receive a signed New Account Form. ATM & Check Card and checkwriting privileges are subject to a T. Rowe Price approval process.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
There is no subsequent purchase minimum on this fund. There is a $50 minimum for Automatic Asset Builder transactions.

                                                                 By ACH Transfer
Use touch-tone telephone servicing or your personal computer or call Investor Services if you have established electronic transfers using the ACH network.

                                                                         By Wire
Call Shareholder Services or use the wire address listed in Opening a New
Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

T. ROWE PRICE                                 30
Mail via U.S. Postal Service
T. Rowe Price Funds Account Services P.O. Box 17300 Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                      By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
Although you cannot open a Tax-Exempt Money PLUS account via exchange, you can purchase additional shares of this fund by moving money from other identically registered T. Rowe Price accounts to your existing account in this fund. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers - By Wire under Information About Your Services.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or touch-tone telephone (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

ABOUT THE FUND                                31
                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

Mail via U.S. Postal Service
T. Rowe Price Account Services P.O. Box 17406 Baltimore, MD 21297-1302

/(For mail via private carriers and overnight services, see the Opening a / /New Account section.)/



 RIGHTS RESERVED BY THE FUND
 ----------------------------------------------------------
The fund and its agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram;
(3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; and (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect the fund from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of

T. ROWE PRICE                                 32
shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
                                             Shareholder Services 1-800-222-7002
You may be eligible for a variety of services as a PLUS shareholder; some you receive automatically, others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

                                             Automated Services 24 hours, 7 days
Telephone services
24-hour service via toll-free number enables you to (1) access information on fund yields, prices, distributions, account balances, and your latest transaction; (2) request prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers in this section).

                                                  Web Address www.troweprice.com
After obtaining proper authorization, account transactions may also be conducted through our Web site on the Internet. If you subscribe to America Online, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                  Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the

ABOUT THE FUND                                33
ACH network. Enter instructions via touch-tone telephone or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
You may write an unlimited number of checks on your Tax-Exempt Money PLUS account. There is no minimum check amount requirement. Canceled checks will not be returned to you by the bank. The check number, amount of each check, payee, and the date posted will normally appear on your monthly statement.

                                                             Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder
You can instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

Shareholder Reports
Fund managers' reviews of their strategies and performance. If several members of a household own the same fund, only one fund report is mailed to that address. To

T. ROWE PRICE                                 34
receive additional copies, please call Shareholder Services or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
A quarterly review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirees Financial Guide, Retirement Planning Kit, and Tax Considerations for Investors.

ABOUT THE FUND                                35

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
Walk-in
Investor Centers
 For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
 101 East Lombard Street

Owings Mills
 Three Financial Center 4515 Painters Mill Road

Boston Area
 386 Washington Street Wellesley

Colorado Springs
 4410 ArrowsWest Drive

Los Angeles Area
 Warner Center 21800 Oxnard Street Suite 270 Woodland Hills

Tampa
 4200 West Cypress Street 10th Floor

Washington, D.C.
 900 17th Street, N.W. Farragut Square
 For Mutual Fund or T. Rowe Price Brokerage Information
 Investor Services
 1-800-638-5660

For Existing Accounts
 Shareholder Services
 1-800-225-5132

For Yields, Prices, Account Information, or to Conduct Transactions
 Tele*Access/(R)/
 24 hours, 7 days 1-800-638-2587

Internet Address
 www.troweprice.com



LOGO

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

F26-040 7/1/00

1940 Act File No. 811-3055